Label	Element	Value
Invesco ESG NASDAQ Next Gen 100 ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco ESG NASDAQ Next Gen 100 ETF